Note 15 - Other Expenses - Other Operating Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Amortization of intangible assets	$ 4,345	$ 3,460	$ 4,345	$ 3,460
Depreciation of property, plant and equipment	898	997	898	997
Bad debts expense	20,800	15,272
Share-based compensation	1,775	15,247	$ 1,775	$ 15,247
	$ 27,818	$ 34,976